Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	$ 283,605	$ 356,871
Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	5,583,298	5,638,013
Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	14,263,303	13,321,660
Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	14,304,059	15,532,962
Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	109,873	157,004
Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,103,467	5,346,563
Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	11,134,144	10,663,009
Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	284,479	338,915
Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,387,499	1,377,792
Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	48,453,727	52,732,789
Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	5,946,639	5,801,978
Up to 1 month [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	283,605	356,871
Up to 1 month [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	728,329	449,301
Up to 1 month [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	14,263,303	13,321,660
Up to 1 month [Member] | Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	9,437,781	10,432,630
Up to 1 month [Member] | Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	109,280	156,846
Up to 1 month [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	22,207	44,475
Up to 1 month [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	13,893	55,897
Up to 1 month [Member] | Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	284,479	338,891
Up to 1 month [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,140	3,006
Up to 1 month [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	25,146,017	25,159,577
Up to 1 month [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	153,172	339,148
1 to 3 months [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	328,138	883,862
1 to 3 months [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	2,670,440	3,515,344
1 to 3 months [Member] | Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	66	158
1 to 3 months [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	159,438	65,210
1 to 3 months [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	158,375	196,986
1 to 3 months [Member] | Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,316,457	4,661,560
1 to 3 months [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	399,612	339,427
Between 3 and 12 months [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	972,304	946,696
Between 3 and 12 months [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	2,138,233	1,517,789
Between 3 and 12 months [Member] | Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	527
Between 3 and 12 months [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	921,822	5,079,495
Between 3 and 12 months [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,178,285	1,097,658
Between 3 and 12 months [Member] | Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities		24
Between 3 and 12 months [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	48,654	46,575
Between 3 and 12 months [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	5,259,825	8,688,237
Between 3 and 12 months [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,201,809	1,033,954
Between 1 and 3 years [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,202,183	1,138,243
Between 1 and 3 years [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	56,593	66,062
Between 1 and 3 years [Member] | Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities		157,383
Between 1 and 3 years [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	2,983,446	2,537,939
Between 1 and 3 years [Member] | Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	92,974	95,774
Between 1 and 3 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	4,335,196	3,995,401
Between 1 and 3 years [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,385,711	1,245,586
3 to 5 years [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	861,833	738,806
3 to 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	450	595
3 to 5 years [Member] | Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	2,328,034	2,351,864
3 to 5 years [Member] | Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	89,437	85,615
3 to 5 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,279,754	3,176,880
3 to 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	894,295	964,056
Over 5 years [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,490,511	1,481,105
Over 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Saving accounts and time deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	562	542
Over 5 years [Member] | Obligations by repurchase agreements and securities lending [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	4,472,111	4,422,665
Over 5 years [Member] | Other financial obligations [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,153,294	1,146,822
Over 5 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	7,116,478	7,051,134
Over 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	$ 1,912,040	$ 1,879,807